Goodwill (Tables)	3 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in goodwill
The following table summarizes the change in goodwill for the quarter ended December 31, 2022:

(in thousands)
September 30, 2022	$7,535
Measurement period adjustments	238
Foreign currency translation	43

December 31, 2022	$7,816